Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accounts payable and accrued liabilities [Abstract]
Disclosure of trade and other payables

	2019 $	2018 $
Trade payables	4,153	2,951
Other accrued liabilities	3,281	1,849
Employee accruals	3,743	2,271
	11,177	7,071